Unaudited Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares		Mar. 31, 2024 USD ($) $ / shares shares		Mar. 31, 2023 CNY (¥) ¥ / shares shares		Mar. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues:
Total revenues	¥ 249,655	$ 35,575	¥ 389,371	¥ 709,352		$ 98,244		¥ 1,092,094		¥ 1,186,429
Total cost of revenue	(197,961)	(28,209)	(311,435)	(568,615)		(78,752)		(858,608)		(943,698)
Gross profit	51,694	7,366	77,936	140,737		19,492		233,486		242,731
Operating expenses:
Fulfillment expenses	(18,614)	(2,652)	(34,499)	(59,506)		(8,241)		(126,295)		(134,026)
Sales and marketing expenses	(35,726)	(5,091)	(45,370)	(85,091)		(11,785)		(124,007)		(170,986)
General and administrative expenses	(24,919)	(3,551)	(32,169)	(59,265)		(8,208)		(46,554)		(76,248)
Impairment of goodwill								(40,684)
Other income, net	523	75	2,401	2,966		411		286		280
Loss from operations	(27,042)	(3,853)	(31,701)	(60,159)		(8,331)		(103,768)		(138,249)
Interest income	730	104	2,008	2,638		366		7,420		15,477
Interest expense	(3,163)	(451)	(3,079)	(7,326)		(1,015)		(13,350)		(20,884)
Other gain/(losses), net	(447)	(64)	(2,283)	(3,994)		(553)		5,159		6,020
Fair value change of derivative liabilities			(3,216)	(1,034)		(143)		(2,266)		2,824
Loss before income tax expenses and share of results of equity investees	(29,922)	(4,264)	(38,271)	(69,875)		(9,676)		(106,805)		(134,812)
Income taxes expenses	445	63	482	927		128		911		1,571
Share of results of equity investees	(100)	(14)	67	50		7		(82)		418
Net loss	(29,577)	(4,215)	(37,722)	(68,898)		(9,541)		(105,976)		(132,823)
Less: Net loss attributable to the non-controlling interest shareholders	(2,251)	(321)	(677)	(5,234)		(724)		(3,177)		(4,433)
Net loss attributable to Boqii Holding Limited	(27,326)	(3,894)	(37,045)	(63,664)		(8,817)		(102,799)		(128,390)
Accretion on redeemable non-controlling interests to redemption value	(410)	(58)	(371)	(766)		(106)		(675)		(575)
Net loss attributable to Boqii Holding Limited’s ordinary shareholders	(27,736)	(3,952)	(37,416)	(64,430)		(8,923)		(103,474)		(128,965)
Net loss	(29,577)	(4,215)	(37,722)	(68,898)		(9,541)		(105,976)		(132,823)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil tax	(952)	(136)	2,849	1,258		174		15,591		(16,529)
Unrealized securities holding loss			(1,425)	(3,547)		(491)		(6,711)		(9,368)
Total comprehensive loss	(30,529)	(4,351)	(36,298)	(71,187)		(9,858)		(97,096)		(158,720)
Less: Total comprehensive loss attributable to non-controlling interest shareholders	(2,251)	(321)	(677)	(5,234)		(724)		(3,177)		(4,433)
Total comprehensive loss attributable to Boqii Holding Limited	¥ (28,278)	$ (4,030)	¥ (35,621)	¥ (65,953)		$ (9,134)		¥ (93,919)		¥ (154,287)
Net loss per share attributable to Boqii Holding Limited’s ordinary shareholders
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.28)	$ (0.04)	¥ (0.52)	¥ (0.64)		$ (0.09)		¥ (1.5)		¥ (1.9)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.28)	$ (0.04)	¥ (0.52)	¥ (0.64)		$ (0.09)		¥ (1.5)		¥ (1.9)
Weighted average number of ordinary shares
Basic (in Shares)	100,637,760	100,637,760	72,332,794	100,637,760	[1]	100,637,760	[1]	68,858,823	[1]	68,006,172	[1]
Diluted (in Shares)	100,637,760	100,637,760	72,332,794	100,637,760	[1]	100,637,760	[1]	68,858,823	[1]	68,006,172	[1]
Product sales
Net revenues:
Total revenues	¥ 232,713	$ 33,161	¥ 374,102	¥ 680,143		$ 94,199		¥ 1,048,491		¥ 1,137,329
Online marketing and information services and other revenue
Net revenues:
Total revenues	¥ 16,942	$ 2,414	¥ 15,269	¥ 29,209		$ 4,045		¥ 43,603		¥ 49,100

[1]	Options exercisable for a minimal exercise price (the “Penny Stock”) are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered issuable shares. Basic net loss per share is computed using the weighted average number of ordinary shares outstanding and the Penny Stock during the reporting periods. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding and the Penny Stock during the reporting periods.